Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management [Abstract]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities	The following table shows the carrying amounts of financial assets and financial liabilities:
	December 31,	December 31,
	2023	2022
Financial assets
At amortized cost
Cash and cash equivalents	617,409	15,395
Other non-current financial assets	80,001	194,263
Trade receivables	-	6,525
Other receivables	18,905	-
At fair value through profit and loss
Derivative financial instruments	247,090	270,176
Total financial assets	963,405	486,359

Financial liabilities
At amortized cost
Trade and other payables	440,413	4,914,404
Accrued expenses	348,841	1,977,614
Loan	-	5,869,797
Non-current lease liabilities	-	343,629
Current lease liabilities	99,659	117,856
At fair value through profit and loss
Derivative financial instruments	-	-
Total financial liabilities	888,913	13,223,300

Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities	The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2023 and 2022. The amounts disclosed in the table are the undiscounted cash flows:
			Between
	Carrying	Less than	3 months and	2 years and
	amount	3 months	2 years	later	Total
December 31, 2023
Trade and other payables	440,413	440,413	-	-	440,413
Accrued expenses	348,841	348,841	-	-	348,841
Loan and borrowings	-	-	-	-	-
Non-current lease liabilities	-	-	-	-	-
Current lease liabilities	99,659	33,677	67,354	-	101,031
Derivative financial instruments		-	-		-
Total	888,913	822,931	67,354	-	890,285

			Between
	Carrying	Less than	3 months and	2 years and
	amount	3 months	2 years	later	Total
December 31, 2022
Trade and other payables	4,914,404	4,914,404	-	-	4,914,404
Accrued expenses	1,977,614	1,977,614	-	-	1,977,614
Loan and borrowings	5,869,797	5,759,877	357,192	-	6,117,069
Non-current lease liabilities	343,629	-	130,200	227,850	358,050
Current lease liabilities	117,856	32,550	97,650	-	130,200
Derivative financial instruments		-	-		-
Total	13,223,300	12,684,445	585,042	227,850	13,497,337

Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques
Fair values as at
	December 31,	December 31,	Fair value
Financial assets / liabilities	2023	2022	hierarchy	Valuation technique(s) and key input(s)
Derivative financial	Liability	Liability	Level 2	Black-Scholes option pricing model
liabilities – Warrants from public offerings	—	—		The share price is determined by Company’s NASDAQ quoted price.
The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded derivatives of 2023 FiveT Convertible (portion classified as liability)	Liability —	Liability —	Level 3

Black-Scholes option pricing model The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial liabilities – Embedded derivatives of 2022 FiveT Convertible Loan	Liability —	Liability —	Level 3	Black-Scholes option pricing model The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset - Option LPC purchase agreement	Asset 247,090	Asset 270,176	Level 3	The fair value is equal to the price paid to the counterparty for obtaining the right under the purchase agreement. The price paid corresponds to the fair value of 2,500 commitment shares issued to LPC as consideration for its commitment to purchase our common shares under the purchase agreement.
Subsequent, the fair value is adjusted proportionally for the part of the right consumed through equity.

Schedule of Fair Value Measurement of Derivative Financial Instrument
			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2023	Flows 1)	revaluation	changes 2)	31.12.2023
Loans	5,869,797	1,164,438	166,192	(7,200,427)	-
Lease liabilities	461,485	(134,707)	-	(227,119)	99,659
Total	6,331,282	1,029,731	166,192	(7,427,546)	99,659
			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2022	Flows 1)	revaluation	changes 2)	31.12.2022
Derivative financial instrument	1,233	-	(1,233)	-	-
Loans	-	6,038,627	-	(168,830)	5,869,797
Lease liabilities	575,736	(130,200)	-	15,949	461,485
Total	576,969	5,908,427	(1,233)	(152,881)	6,331,282
1)	The financing cash flows are from loan borrowings or loan and lease repayments.
2)	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and remeasurement of lease liability.

Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position	The Company’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:
	December 31,	December 31,
	2023	2022
Financial assets
Cash and cash equivalents	617,409	15,395
Other non-current financial assets	80,001	194,263
Trade receivables	-	6,525
Other receivables	18,905	-
Total	716,315	216,183

Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk	The summary of quantitative data about the exposure of the Company’s financial assets and liabilities to currency risk was as follows:
	2023			2022
in CHF	USD	EUR	AUD	USD	EUR	AUD
Cash and cash equivalents	7,637	2,652	-	1,791	3,462	-
Trade and other receivables	1,371,060	-	-	1,523,292	91,864	879,531
Trade and other payables	(129,943)	(86,547)	-	(1,086,206)	(1,452,883)	-
Accrued expenses	(91,355)	(26,737)	-	(220,616)	(299,435)	-
Net statement of financial position exposure -asset/(liability)	1,157,400	(110,632)	-	218,261	(1,656,992)	879,531